Balance Sheets (Parenthetical)	Jan. 30, 2023 shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 ¥ / shares shares	Nov. 14, 2024 ¥ / shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 ¥ / shares shares	Nov. 10, 2023 ¥ / shares	Jan. 31, 2023 shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 ¥ / shares shares
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, shares authorized		500,000,000	500,000,000
Ordinary shares, shares issued		100	100
Ordinary shares, shares outstanding		100	100
Distoken Acquisition Corporation [Member]
Temporary equity, redemption price per share | ¥ / shares				¥ 11.24			¥ 10.57
Preference shares, par value | $ / shares		$ 0.0001			$ 0.0001				$ 0.0001
Preference shares, shares authorized		1,000,000	1,000,000		1,000,000	1,000,000			1,000,000	1,000,000
Preference shares, shares issued		0	0		0	0			0	0
Preference shares, shares outstanding		0	0		0	0			0	0
Ordinary shares, par value | $ / shares		$ 0.0001			$ 0.0001				$ 0.0001
Ordinary shares, shares authorized		220,000,000	220,000,000		220,000,000	220,000,000			220,000,000	220,000,000
Ordinary shares, shares issued		2,548,000	2,548,000		2,548,000	2,548,000			2,003,000	2,003,000
Ordinary shares, shares outstanding		2,548,000	2,548,000		2,548,000	2,548,000			2,003,000	2,003,000
Common stock shares subject to forfeiture								258,000	258,000	258,000
Ordinary shares, dividends dhares	0.2
Stock dividends shares	1,725,000
Youlife International Holdings Inc [Member]
Ordinary shares, par value | $ / shares		$ 0.0001			$ 0.0001				$ 0.0001
Ordinary shares, shares authorized		379,021,190	379,021,190		379,021,190	379,021,190			379,021,190	379,021,190
Ordinary shares, shares issued		221,777,718	221,777,718		221,777,718	221,777,718			221,777,718	221,777,718
Ordinary shares, shares outstanding		221,777,718	221,777,718		221,777,718	221,777,718			221,777,718	221,777,718
Class A Subject to Possible Redemption [Member] | Distoken Acquisition Corporation [Member]
Mezzanine equity, shares authorized		652,170	652,170		3,881,692	3,881,692
Temporary equity, redemption price per share | ¥ / shares			¥ 11.36			¥ 10.50				¥ 0
Series C and Series C+ Convertible Redeemable Preferred Shares (Member) | Youlife International Holdings Inc [Member]
Mezzanine equity, shares authorized		120,978,810	120,978,810		120,978,810	120,978,810			120,978,810	120,978,810
Mezzanine equity, par value | $ / shares		$ 0.0001			$ 0.0001				$ 0.0001
Mezzanine equity, shares issued		120,978,810	120,978,810		120,978,810	120,978,810			120,978,810	120,978,810
Mezzanine equity, shares outstanding		120,978,810	120,978,810		120,978,810	120,978,810			120,978,810	120,978,810